Annual Notice of Securities Sold Pursuant to Rule 24F-2

           U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2

1.   Name and address of issuer:

          Jackson National Capital Management Funds
          5901 Executive Drive
          Lansing, Michigan  48911

2. Name of each series or class of funds for which this notice is filed:

          Jackson National Money Market Fund
          Jackson National Tax-Exempt Fund
          Jackson National Income Fund
          Jackson National Growth Fund
          Jackson National Total Return Fund

3.   Investment Company Act File Number:

          811-6611

     Securities Act File Number:

          33-46590

4.   Last day of fiscal year for which this notice is filed:

          December 23, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


6.   Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable (see Instruction A.6):

          Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          Not applicable

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          Not applicable

9. Number and aggregate sale price of securities sold during the fiscal year:

                              Shares              Sale Price
          Money Market Fund   818,771.220         818,771.22
          Tax-Exempt Fund       7,735.782          80,936.08
          Income Fund          12,581.124         127,389.53
          Growth Fund          20,346.283         276,655.58
          Total Return Fund     4,309.626          58,600.70
                              863,744.035       1,362,353.11

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                              Shares              Sale Price
          Money Market Fund   818,771.220         818,771.22
          Tax-Exempt Fund       7,735.782          80,936.08
          Income Fund          12,581.124         127,389.53
          Growth Fund          20,346.283         276,655.58
          Total Return Fund     4,309.626          58,600.70
                              863,744.035       1,362,353.11

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          Not applicable


12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                             $ 1,362,353

     (ii) Aggregate price of shares issued in connection
with dividend reinvestment plans (from Item 11, if
applicable):
                                             +         0

     (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                            -101,530,783

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                             +         0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                                       0

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
(see Instruction C.6):

                                             x    1/3300

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                       0


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other Procedures
(17 CFR 202.3a).


Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          Not applicable

                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Andrew B. Hopping
Andrew B. Hopping
Vice President

Date:                  February  20, 1997